NYLIM VP FUNDS TRUST

NYLIM VP Hedge Multi-Strategy Portfolio
(the “Portfolio”)

Supplement dated August 28, 2026 (“Supplement”)
to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) ,
each dated May 1, 2026, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

Effective immediately, the underlying index of the Portfolio is renamed from NYLI Hedge Multi-Strategy Index to NYLIM Hedge Multi-Strategy Index.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.